Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Tax jurisdictions from:
- Local – United States	$ 1,291,148	$ 1,137,653	$ 3,748,688	$ 2,344,369	$ (3,728,225)	$ (3,541,832)
- Foreign – Malaysia	422,167	1,776,915	1,275,001	6,231,712	(7,901,870)	(8,188,582)
Loss before income tax	$ (1,713,315)	$ (2,914,568)	$ (5,023,689)	$ (8,576,081)	$ (11,630,095)	$ (11,730,414)